UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2017

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	40

Officers and Trustees	43

Important Notices	44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	5.47%	14.31%	6.67%	5.40%
Fund at Market Price	—	8.65	22.68	5.95	4.99
S&P/LSTA Leveraged Loan Index	—	3.03%	8.06%	4.51%	4.53%

% Premium/Discount to NAV[3]
					–1.91%

Distributions[4]
Total Distributions per share for the period					$0.447
Distribution Rate at NAV					5.52%
Distribution Rate at Market Price					5.63%

% Total Leverage[5]
Auction Preferred Shares (APS)					11.16%
Borrowings					23.63

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Fund Profile

Top 10 Issuers (% of total investments)6

Valeant Pharmaceuticals International, Inc.	1.4%

Reynolds Group Holdings, Inc.	1.2

Univision Communications, Inc.	1.1

Asurion, LLC	1.1

TransDigm, Inc.	1.0

Intelsat Jackson Holdings S.A.	0.9

EIG Investors Corp.	0.8

Virgin Media Investment Holdings Limited	0.8

Infor (US), Inc.	0.8

MEG Energy Corp.	0.8

Total	9.9%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Health Care	9.9%

Electronics/Electrical	8.3

Business Equipment and Services	7.6

Chemicals and Plastics	4.9

Drugs	4.4

Retailers (Except Food and Drug)	4.2

Industrial Equipment	3.9

Telecommunications	3.7

Leisure Goods/Activities/Movies	3.6

Cable and Satellite Television	3.4

Total	53.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 138.9%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		311	$307,996
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		419	335,045
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		3,417	3,406,627
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		2,597	2,605,335
Term Loan, 4.14%, Maturing June 4, 2021		1,775	1,779,990
Term Loan, 3.99%, Maturing June 9, 2023		4,311	4,309,618
Wesco Aircraft Hardware Corp.
Term Loan, 4.00%, Maturing October 4, 2021		951	951,021

			$13,695,632

Automotive — 2.8%
Allison Transmission, Inc.
Term Loan, 2.99%, Maturing September 23, 2022		1	$1,456
American Axle and Manufacturing, Inc.
Term Loan, 3.24%, Maturing April 6, 2024		3,075	3,066,159
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		598	600,280
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		970	973,637
FCA US, LLC
Term Loan, 2.99%, Maturing December 31, 2018		1,209	1,216,784
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		3,817	3,817,459
Horizon Global Corporation
Term Loan, 5.50%, Maturing June 29, 2021		364	366,424
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		1,100	1,113,750
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		723	724,995
TI Group Automotive Systems, LLC
Term Loan, 3.74%, Maturing June 30, 2022		1,182	1,190,865
Term Loan, 3.75%, Maturing June 30, 2022	EUR	788	865,879
Tower Automotive Holdings USA, LLC
Term Loan, 3.75%, Maturing March 7, 2024		1,340	1,338,988
Visteon Corporation
Term Loan, 3.35%, Maturing March 24, 2024		627	631,395

			$15,908,071

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.9%
9941762 Canada, Inc.
Term Loan, 4.89%, Maturing December 15, 2023		2,145	$2,163,390
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		1,149	999,385
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		1,000	625,000
Jacobs Douwe Egberts International B.V.
Term Loan, 3.00%, Maturing July 1, 2022	EUR	96	105,154
Term Loan, Maturing July 2, 2022(4)	EUR	250	272,325
Term Loan, Maturing July 2, 2022(4)		750	750,000

			$4,915,254

Brokerage / Securities Dealers / Investment Houses — 1.0%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		1,012	$1,022,258
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		2,964	2,830,715
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.92%, Maturing March 3, 2023		275	276,375
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021		729	699,840
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		500	507,187

			$5,336,375

Building and Development — 3.3%
American Bath Group, LLC
Term Loan, 6.40%, Maturing September 30, 2023		796	$803,462
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, Maturing October 31, 2023		2,675	2,695,341
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		1,005	1,014,545
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		1,894	1,909,914
DTZ U.S. Borrower, LLC
Term Loan, 4.34%, Maturing November 4, 2021		3,868	3,893,646
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		389	390,612
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		299	303,552
Quikrete Holdings, Inc.
Term Loan, 4.24%, Maturing November 15, 2023		2,618	2,640,804
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023		1,858	1,866,424

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Realogy Corporation
Term Loan, 3.24%, Maturing July 20, 2022	569	$573,460
Summit Materials Companies I, LLC
Term Loan, 3.74%, Maturing July 17, 2022	614	620,971
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	572	578,680
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	1,350	1,359,281

		$18,650,692

Business Equipment and Services — 11.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	2,954	$2,756,553
AlixPartners, LLP
Term Loan, 4.15%, Maturing July 28, 2022	1,925	1,938,837
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,261	1,124,023
Brickman Group Ltd., LLC
Term Loan, 4.14%, Maturing December 18, 2020	798	802,360
Camelot UK Holdco Limited
Term Loan, 4.50%, Maturing October 3, 2023	1,144	1,150,686
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022	399	400,496
CCC Information Services, Inc.
Term Loan, 4.04%, Maturing March 29, 2024	1,275	1,272,011
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	602	600,761
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024	6,525	6,551,217
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019	922	932,443
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022	271	275,353
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019	1,141	861,475
Education Management, LLC
Term Loan, 5.66%, Maturing July 2, 2020(3)	266	188,772
Term Loan, 8.66%, Maturing July 2, 2020(3)	505	0
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019	4,432	4,463,643
Term Loan, 6.04%, Maturing February 9, 2023	2,955	2,979,166
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020	2,311	2,340,117

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
First Data Corporation
Term Loan, 3.99%, Maturing July 10, 2022		2,449	$2,464,818
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	2,758	2,018,205
Term Loan, 4.01%, Maturing November 7, 2020		1,995	1,999,573
Global Payments, Inc.
Term Loan, 3.49%, Maturing April 22, 2023		349	350,283
Term Loan, Maturing April 22, 2023(4)		575	578,594
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		2,206	2,225,354
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		850	860,360
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	1,020	1,123,455
Term Loan, 4.15%, Maturing August 11, 2023		2,043	2,044,559
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		1,990	2,004,925
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		2,629	2,648,959
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		5,835	5,862,947
MCS AMS Sub-Holdings, LLC
Term Loan, 7.65%, Maturing October 15, 2019		813	804,839
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		2,182	2,218,312
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		1,272	1,276,546
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		2,663	2,693,209
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		3,210	3,217,165
Tempo Acquisition, LLC
Term Loan, Maturing March 15, 2024(4)		850	852,125
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		522	527,280
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		1,148	1,157,732
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		499	503,114
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		251	252,077

			$66,322,344

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 5.2%
Charter Communications Operating, LLC
Term Loan, 3.24%, Maturing January 15, 2024		2,054	$2,067,089
CSC Holdings, LLC
Term Loan, 3.24%, Maturing July 15, 2025		3,557	3,559,376
MCC Iowa, LLC
Term Loan, 3.70%, Maturing June 30, 2021		851	858,516
Numericable Group SA
Term Loan, Maturing June 20, 2025(4)	EUR	450	490,404
Term Loan, 3.94%, Maturing June 21, 2025		1,850	1,845,567
Radiate Holdco, LLC
Term Loan, 3.99%, Maturing February 1, 2024		700	703,625
Telenet International Finance S.a.r.l.
Term Loan, 3.97%, Maturing January 31, 2025		1,950	1,961,579
Term Loan, Maturing March 31, 2025(4)		2,375	2,384,203
UPC Financing Partnership
Term Loan, 3.74%, Maturing April 15, 2025		2,625	2,637,797
Virgin Media Bristol, LLC
Term Loan, 3.74%, Maturing January 31, 2025		6,725	6,757,784
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	2,200	2,403,201
Ziggo Secured Finance Partnership
Term Loan, 3.49%, Maturing April 15, 2025		3,475	3,480,584

			$29,149,725

Chemicals and Plastics — 6.9%
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		550	$553,953
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		993	996,593
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		2,680	2,710,400
Chemours Company (The)
Term Loan, 3.00%, Maturing May 12, 2022	EUR	650	712,692
Term Loan, 3.49%, Maturing May 12, 2022		314	316,411
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		505	508,921
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		550	550,917
Ferro Corporation
Term Loan, 3.54%, Maturing February 14, 2024		425	428,719
Flint Group GmbH
Term Loan, 4.15%, Maturing September 7, 2021		145	145,230
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		879	878,520
GCP Applied Technologies, Inc.
Term Loan, 4.40%, Maturing February 3, 2022		545	549,605

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		2,189	$2,210,121
Huntsman International, LLC
Term Loan, 3.74%, Maturing October 1, 2021		821	829,848
Term Loan, 3.99%, Maturing April 1, 2023		1,891	1,914,131
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	1,392	1,526,856
Ineos US Finance, LLC
Term Loan, 3.74%, Maturing March 31, 2022		686	691,598
Term Loan, 3.74%, Maturing April 1, 2024		648	653,137
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		2,322	2,353,209
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		291	292,334
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,139	1,149,202
Term Loan, 4.00%, Maturing June 7, 2023		2,839	2,858,799
Minerals Technologies, Inc.
Term Loan, 3.30%, Maturing February 14, 2024		985	996,308
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	814	892,659
Term Loan, 4.15%, Maturing July 25, 2021		1,138	1,143,305
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		676	656,361
PolyOne Corporation
Term Loan, 3.28%, Maturing November 12, 2022		494	498,999
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		2,184	2,210,057
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		290	291,247
Term Loan, 4.50%, Maturing July 31, 2021	EUR	951	1,050,013
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		66	65,994
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		372	373,964
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		319	322,772
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		2,907	2,925,545
Univar, Inc.
Term Loan, 3.74%, Maturing July 1, 2022		3,201	3,214,157
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		1,326	1,339,639

			$38,812,216

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		1,994	$1,807,444

			$1,807,444

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,438,601

			$1,438,601

Containers and Glass Products — 2.9%
Berry Plastics Group, Inc.
Term Loan, 3.51%, Maturing October 1, 2022		913	$920,439
BWAY Holding Company
Term Loan, 4.23%, Maturing April 3, 2024		975	972,040
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		3,125	3,147,656
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	1,650	1,810,404
Libbey Glass, Inc.
Term Loan, 3.99%, Maturing April 9, 2021		366	355,285
Pelican Products, Inc.
Term Loan, 5.40%, Maturing April 10, 2020		360	359,508
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, Maturing February 5, 2023		5,333	5,365,795
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	1,960	2,160,191
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		1,166	1,173,593

			$16,264,911

Cosmetics / Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.48%, Maturing October 27, 2022		866	$871,686
Galleria Co.
Term Loan, 4.00%, Maturing September 29, 2023		1,725	1,739,016
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022		1,120	1,133,695

			$3,744,397

Drugs — 6.6%
Albany Molecular Research, Inc.
Term Loan, 5.91%, Maturing July 16, 2021		1,384	$1,393,727
Alkermes, Inc.
Term Loan, 3.74%, Maturing September 25, 2021		359	362,613

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
AMAG Pharmaceuticals, Inc.
Term Loan, 4.78%, Maturing August 13, 2021		985	$987,761
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019		3,135	3,151,814
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023		2,822	2,878,581
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, Maturing April 5, 2024(4)		4,700	4,730,108
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024		3,382	3,406,987
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022		6,654	6,699,252
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024		2,858	2,861,458
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.74%, Maturing April 1, 2022		10,263	10,327,931

			$36,800,232

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023		2,091	$2,111,484
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		3,262	3,307,357
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	1,393	1,021,751
Term Loan, 3.90%, Maturing September 29, 2023		846	849,803

			$7,290,395

Electronics / Electrical — 12.5%
Answers Finance, LLC
Term Loan - Second Lien, 11.90%, Maturing September 15, 2021		488	$486,688
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021		1,091	1,100,183
Aptean, Inc.
Term Loan, 6.04%, Maturing December 20, 2022		1,900	1,931,667
Avast Software B.V.
Term Loan, 4.40%, Maturing September 30, 2023		1,950	1,971,035
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021		687	644,716
CommScope, Inc.
Term Loan, 3.49%, Maturing December 29, 2022		811	817,640
Cypress Semiconductor Corporation
Term Loan, 4.74%, Maturing July 5, 2021		1,035	1,046,974

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		1,351	$1,362,380
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		1,247	1,259,864
Entegris, Inc.
Term Loan, 3.24%, Maturing April 30, 2021		227	228,997
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		807	806,926
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		2,474	2,492,180
Go Daddy Operating Company, LLC
Term Loan, 3.49%, Maturing February 15, 2024		5,300	5,323,850
Hyland Software, Inc.
Term Loan, 4.24%, Maturing July 1, 2022		2,271	2,286,314
Infoblox, Inc.
Term Loan, 5.99%, Maturing November 1, 2023		1,575	1,594,688
Infor (US), Inc.
Term Loan, 3.90%, Maturing February 1, 2022		5,982	5,982,145
Term Loan, Maturing February 1, 2022(4)	EUR	825	905,733
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		3,374	3,366,961
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		522	521,963
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.99%, Maturing May 7, 2021		808	820,391
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 20, 2021		2,839	2,853,200
Term Loan, Maturing April 18, 2024(4)		484	486,087
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		1,337	1,343,930
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		221	222,932
Term Loan, 4.75%, Maturing July 8, 2021		403	407,661
Term Loan, 4.75%, Maturing July 8, 2021		1,219	1,230,946
Microsemi Corporation
Term Loan, 3.24%, Maturing January 15, 2023		525	528,320
MTS Systems Corporation
Term Loan, 5.24%, Maturing July 5, 2023		1,294	1,310,445
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021		2,149	2,163,469
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022		225	224,906
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023		1,169	1,181,985

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SGS Cayman L.P.
Term Loan, 6.15%, Maturing April 23, 2021	198	$191,973
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	4,206	3,950,947
SS&C Technologies, Inc.
Term Loan, 3.24%, Maturing July 8, 2022	140	141,303
Term Loan, 3.24%, Maturing July 8, 2022	1,688	1,701,516
SurveyMonkey, Inc.
Term Loan, 5.66%, Maturing April 13, 2024	1,425	1,432,125
Sutherland Global Services, Inc.
Term Loan, 6.15%, Maturing April 23, 2021	850	824,708
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	775	731,729
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022	723	725,674
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	4,208	4,213,401
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023	2,205	2,197,484
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	2,789	2,802,691
Wall Street Systems Delaware, Inc.
Term Loan, 4.54%, Maturing August 26, 2023	698	701,523
Western Digital Corporation
Term Loan, 3.74%, Maturing April 29, 2023	1,965	1,983,353
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021	1,471	1,487,175

		$69,990,778

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.24%, Maturing September 20, 2020	275	$278,340
Term Loan, 3.74%, Maturing March 20, 2022	4,100	4,166,637

		$4,444,977

Financial Intermediaries — 4.4%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	411	$415,980
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,951	1,956,784
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,525	1,530,719
Citco Funding, LLC
Term Loan, 3.99%, Maturing March 31, 2022	2,542	2,558,853

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	473	$473,807
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	365	368,594
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	1,300	1,321,937
Guggenheim Partners, LLC
Term Loan, 3.74%, Maturing July 21, 2023	1,144	1,155,064
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	648	650,836
LPL Holdings, Inc.
Term Loan, 3.77%, Maturing March 10, 2024	1,375	1,383,594
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	198	198,636
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	2,595	2,636,661
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	395	387,100
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	2,594	2,646,991
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	550	550,860
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	2,113	2,134,209
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	4,542	4,104,518

		$24,475,143

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	1,485	$1,491,935
Blue Buffalo Company Ltd.
Term Loan, 3.78%, Maturing August 8, 2019	1,242	1,255,951
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021	1,176	990,633
Term Loan - Second Lien, 8.31%, Maturing August 18, 2021	1,500	1,015,313
Dole Food Company, Inc.
Term Loan, 4.09%, Maturing April 6, 2024	1,725	1,733,934
High Liner Foods Incorporated
Term Loan, 4.31%, Maturing April 24, 2021	759	761,021
HLF Financing S.a.r.l.
Term Loan, 6.49%, Maturing February 13, 2023	1,525	1,523,730
JBS USA, LLC
Term Loan, 3.48%, Maturing October 30, 2022	6,300	6,330,517

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		3,697	$3,717,905
Term Loan, 5.25%, Maturing May 5, 2023	GBP	993	1,295,946
Nomad Foods Europe Midco Limited
Term Loan, Maturing April 18, 2024(4)		600	603,125
Oak Tea, Inc.
Term Loan, 3.69%, Maturing July 2, 2022		1,132	1,139,755
Pinnacle Foods Finance, LLC
Term Loan, 2.98%, Maturing February 2, 2024		798	803,925
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	1,250	1,375,560

			$24,039,250

Food Service — 3.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		6,252	$6,263,293
Centerplate, Inc.
Term Loan, 4.81%, Maturing November 26, 2019		992	992,080
Landry’s, Inc.
Term Loan, 3.73%, Maturing October 4, 2023		2,543	2,549,348
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		1,417	1,434,379
NPC International, Inc.
Term Loan, Maturing March 17, 2024(4)		875	884,571
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020		265	266,618
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023		1,025	1,035,731
Weight Watchers International, Inc.
Term Loan, 4.34%, Maturing April 2, 2020		5,651	5,370,186
Yum! Brands, Inc.
Term Loan, 2.99%, Maturing June 16, 2023		970	976,593

			$19,772,799

Food / Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 3.99%, Maturing August 22, 2021		1,335	$1,340,659
Term Loan, 4.40%, Maturing December 22, 2022		1,493	1,500,560
Term Loan, 4.30%, Maturing June 22, 2023		3,738	3,758,366
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		1,450	1,457,431
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		1,500	1,506,562

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,709	$1,724,007

		$11,287,585

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	1,045	$1,050,627

		$1,050,627

Health Care — 14.5%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	244	$245,902
ADMI Corp.
Term Loan, 4.87%, Maturing April 30, 2022	319	321,907
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	836	847,391
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,579	1,584,868
Alliance Healthcare Services, Inc.
Term Loan, 4.35%, Maturing June 3, 2019	1,189	1,190,183
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	1,028	1,033,608
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	760	766,418
Beaver-Visitec International, Inc.
Term Loan, 6.15%, Maturing August 21, 2023	796	796,000
BioClinica, Inc.
Term Loan, 5.37%, Maturing October 20, 2023	673	679,204
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,356	3,380,723
CeramTec Acquisition Corporation
Term Loan, 3.80%, Maturing August 30, 2020	32	32,625
CHG Healthcare Services, Inc.
Term Loan, 4.92%, Maturing June 7, 2023	2,154	2,179,448
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	2,479	2,472,451
Term Loan, 4.05%, Maturing January 27, 2021	2,637	2,623,461
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	477	480,009
Convatec, Inc.
Term Loan, 3.49%, Maturing October 31, 2023	575	583,625
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 21, 2024	675	680,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DaVita HealthCare Partners, Inc.
Term Loan, 3.74%, Maturing June 24, 2021	3,136	$3,175,786
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,112	2,067,048
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	6,060	6,126,567
Faenza Acquisition GmbH
Term Loan, 3.80%, Maturing August 30, 2020	84	85,344
Term Loan, 3.80%, Maturing August 30, 2020	276	279,590
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	2,090	2,103,082
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,059	1,074,833
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	2,460	2,477,401
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.20%, Maturing January 31, 2025	3,400	3,414,882
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,576	1,581,327
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	897	903,602
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	3,317	3,340,787
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	1,459	1,462,637
Kinetic Concepts, Inc.
Term Loan, 4.40%, Maturing February 2, 2024	2,675	2,683,081
KUEHG Corp.
Term Loan, 4.92%, Maturing August 13, 2022	2,400	2,418,426
Medical Depot Holdings, Inc.
Term Loan, 6.65%, Maturing January 3, 2023	720	700,872
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	412	403,386
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023	3,619	3,670,289
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017	299	293,260
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021	1,005	1,010,127
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	990	990,518
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	499	270,536
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019	1,246	1,238,348

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Opal Acquisition, Inc.
Term Loan, 5.15%, Maturing November 27, 2020		3,026	$2,863,141
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,338	3,325,851
Patheon Holdings I B.V.
Term Loan, 4.41%, Maturing April 30, 2024		2,675	2,685,366
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		748	749,762
Quintiles IMS Incorporated
Term Loan, 3.15%, Maturing March 7, 2024		1,379	1,393,847
RadNet, Inc.
Term Loan, 4.31%, Maturing June 30, 2023		1,389	1,401,532
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		1,625	1,642,929
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		690	686,914
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		2,025	2,016,647
Tecomet, Inc.
Term Loan, 5.90%, Maturing December 5, 2021		2,122	2,127,542
Term Loan, Maturing April 13, 2024(4)		775	779,359

			$81,342,505

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		4,439	$4,458,850

			$4,458,850

Industrial Equipment — 6.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,463	$2,426,320
Blount International, Inc.
Term Loan, 6.00%, Maturing April 12, 2023		1,141	1,154,216
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	1,140	1,249,857
Delachaux S.A.
Term Loan, 4.65%, Maturing October 28, 2021		417	416,045
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		799	809,467
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		909	916,121
Term Loan, 5.65%, Maturing January 15, 2021		569	574,231
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		598	603,587

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		6,137	$6,143,730
Term Loan, 4.75%, Maturing July 30, 2020	EUR	386	424,336
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	875	958,101
Term Loan, 4.41%, Maturing April 1, 2024		4,249	4,276,399
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,774	2,794,010
Milacron, LLC
Term Loan, 3.99%, Maturing September 28, 2023		2,793	2,810,456
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		1,518	1,450,160
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	900	992,114
Rexnord, LLC
Term Loan, 3.89%, Maturing August 21, 2023		3,800	3,820,526
Signode Industrial Group US, Inc.
Term Loan, 3.81%, Maturing May 1, 2021		988	997,480
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		286	282,011
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		1,109	1,110,845
Unifrax Corporation
Term Loan, 4.90%, Maturing April 4, 2024		550	552,521

			$34,762,533

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022		2,363	$2,377,353
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024		2,170	2,172,500
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		1,039	1,047,711
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		1,100	1,120,625
Asurion, LLC
Term Loan, 4.24%, Maturing July 8, 2020		382	385,032
Term Loan, 4.25%, Maturing August 4, 2022		4,879	4,918,861
Term Loan, 4.75%, Maturing November 3, 2023		1,789	1,798,908
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,300	2,340,728
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		1,850	1,669,347
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020(3)		1,000	808,700

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	3,225	$3,250,040
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	424	428,071
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,532	2,537,706

		$24,855,582

Leisure Goods / Activities / Movies — 5.5%
AMC Entertainment, Inc.
Term Loan, 3.74%, Maturing December 15, 2022	2,142	$2,157,549
Term Loan, 3.74%, Maturing December 15, 2023	549	553,220
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	2,129	2,151,782
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	4,378	4,407,709
Bright Horizons Family Solutions, Inc.
Term Loan, 3.74%, Maturing November 7, 2023	1,413	1,426,174
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	419	423,230
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	1,832	1,846,417
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	675	676,687
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	1,222	1,231,093
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	197	198,532
Term Loan, 5.82%, Maturing May 8, 2021	1,525	1,538,626
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	2,482	2,501,877
Match Group, Inc.
Term Loan, 4.28%, Maturing November 16, 2022	503	510,043
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	1,705	1,708,838
Sabre GLBL, Inc.
Term Loan, 3.74%, Maturing February 22, 2024	958	968,385
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.15%, Maturing March 31, 2024	1,720	1,720,663
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	1,070	428,103
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	2,014	2,023,872

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	1,974	$1,875,416
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	1,418	1,428,003
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	788	792,171

		$30,568,390

Lodging and Casinos — 4.2%
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021	4,293	$4,304,723
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022	1,997	2,011,540
Boyd Gaming Corporation
Term Loan, 3.45%, Maturing September 15, 2023	1,022	1,028,554
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(5)	924	1,080,581
Term Loan, Maturing March 31, 2024(4)	550	547,021
CityCenter Holdings, LLC
Term Loan, 3.49%, Maturing April 18, 2024	1,975	1,980,431
Eldorado Resorts, LLC
Term Loan, 5.25%, Maturing March 13, 2024	1,225	1,226,531
ESH Hospitality, Inc.
Term Loan, 3.49%, Maturing August 30, 2023	1,294	1,301,016
Four Seasons Hotels Limited
Term Loan, 4.15%, Maturing November 30, 2023	923	934,550
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023	400	405,875
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	125	126,997
Term Loan, 4.50%, Maturing November 21, 2019	292	296,325
Hilton Worldwide Finance, LLC
Term Loan, 2.99%, Maturing October 25, 2023	4,247	4,286,925
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021	768	775,052
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, Maturing April 25, 2023	1,906	1,914,088
Playa Resorts Holding B.V.
Term Loan, Maturing April 5, 2024(4)	1,050	1,054,266
Tropicana Entertainment, Inc.
Term Loan, 4.04%, Maturing November 27, 2020	362	365,041

		$23,639,516

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 1.7%
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022	1,212	$1,215,273
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019	2,959	2,914,804
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	821	832,675
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020	1,913	1,842,212
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	58	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	995	163,714
Oxbow Carbon, LLC
Term Loan, 6.25%, Maturing July 19, 2019	267	267,374
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,125	2,138,281
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	574	220,255

		$9,594,588

Oil and Gas — 4.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,637	$2,345,904
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	1,715	1,732,169
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	796	807,343
CITGO Petroleum Corporation
Term Loan, 4.65%, Maturing July 29, 2021	951	958,151
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	1,671	1,665,069
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,027	1,005,175
Term Loan, 8.00%, Maturing August 31, 2020	1,350	1,326,375
Term Loan, 8.38%, Maturing September 30, 2020	727	661,482
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	973	773,612
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	680	568,110
MEG Energy Corp.
Term Loan, 4.63%, Maturing December 31, 2023	6,846	6,865,216
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	839	329,979

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	3,200	$2,160,134
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	35	28,815
Term Loan, 4.56%, Maturing December 16, 2020	93	77,263
Term Loan, 4.56%, Maturing December 16, 2020	670	555,420
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	114	98,791
Term Loan, 4.60%, Maturing October 1, 2019	187	161,739
Term Loan, 4.60%, Maturing October 1, 2019	1,410	1,220,594
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	55	49,757
Ultra Resources, Inc.
Term Loan, 4.00%, Maturing March 23, 2024	1,200	1,190,626

		$24,581,724

Publishing — 2.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	341	$176,523
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	1,720	1,730,896
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,301	4,706,958
Harland Clarke Holdings Corp.
Term Loan, Maturing February 9, 2022(4)	400	401,350
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	1,042	1,057,292
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	589	590,536
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	1,642	1,659,798
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.62%, Maturing August 14, 2020	1,274	1,277,964
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	790	795,925

		$12,397,242

Radio and Television — 4.4%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	398	$378,516
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	1,935	1,721,334

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	1,197	$1,209,851
Term Loan, Maturing March 2, 2024(4)	475	478,859
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,137	3,246,109
Entercom Radio, LLC
Term Loan, 4.55%, Maturing November 1, 2023	954	961,323
Gray Television, Inc.
Term Loan, 3.48%, Maturing February 7, 2024	224	226,738
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	550	553,029
iHeartCommunications, Inc.
Term Loan, 7.74%, Maturing January 30, 2019	2,132	1,830,693
Term Loan, 8.49%, Maturing July 30, 2019	364	312,593
Mission Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	314	316,759
Nexstar Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	3,241	3,267,258
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, Maturing August 4, 2021	828	826,497
Sinclair Television Group, Inc.
Term Loan, 3.25%, Maturing January 3, 2024	480	481,827
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	8,723	8,672,787

		$24,484,173

Retailers (Except Food and Drug) — 6.4%
Bass Pro Group, LLC
Term Loan, 4.24%, Maturing June 5, 2020	2,316	$2,313,091
Term Loan, 6.15%, Maturing December 16, 2023	1,300	1,268,719
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	975	971,953
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	4,778	4,815,187
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	44	44,146
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	2,012	1,716,752
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	2,131	1,952,845
Harbor Freight Tools USA, Inc.
Term Loan, 4.24%, Maturing August 19, 2023	1,508	1,507,906
J. Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021	2,912	1,943,578

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	1,412	$1,358,871
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	3,268	3,268,412
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	2,129	1,703,760
Party City Holdings, Inc.
Term Loan, 4.17%, Maturing August 19, 2022	2,459	2,459,672
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	4,256	3,928,837
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	2,174	2,138,493
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	511	493,969
Rent-A-Center, Inc.
Term Loan, 3.99%, Maturing March 19, 2021	112	109,922
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	2,499	2,405,093
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	900	906,750
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	373	365,982

		$35,673,938

Steel — 0.4%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	1,478	$1,488,702
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	344	341,652
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	669	678,249

		$2,508,603

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023	1,017	$1,019,776
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	110	110,102
Term Loan, 4.00%, Maturing July 31, 2022	361	362,055
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	349	351,780
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021	1,528	1,415,079

		$3,258,792

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Technology — 0.6%
Seattle Spinco, Inc.
Term Loan, Maturing April 30, 2024(4)		3,266	$3,282,663

			$3,282,663

Telecommunications — 5.2%
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		825	$832,008
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		398	401,383
Term Loan, Maturing October 5, 2023(4)		650	654,956
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing March 14, 2024	EUR	1,900	2,073,335
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		1,175	1,089,812
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		7,550	7,472,930
IPC Corp.
Term Loan, 5.67%, Maturing August 6, 2021		2,132	2,011,603
LSF9 Atlantis Holdings, LLC
Term Loan, Maturing April 21, 2023(4)		1,000	1,000,000
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		1,725	1,728,593
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024		3,450	3,456,828
Syniverse Holdings, Inc.
Term Loan, 4.15%, Maturing April 23, 2019		1,940	1,786,026
Term Loan, 4.17%, Maturing April 23, 2019		1,733	1,595,546
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023		4,826	4,872,026

			$28,975,046

Utilities — 3.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.24%, Maturing May 3, 2020		1,011	$1,014,415
Term Loan, 3.49%, Maturing January 31, 2022		385	385,231
Calpine Corporation
Term Loan, 2.75%, Maturing November 30, 2017		618	618,955
Term Loan, 2.75%, Maturing December 26, 2019		475	476,145
Term Loan, 3.90%, Maturing January 15, 2024		3,119	3,134,061
Dayton Power & Light Company (The)
Term Loan, 4.25%, Maturing August 24, 2022		549	553,997
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.30%, Maturing June 30, 2017		1,725	1,736,501

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021	109	$109,633
Term Loan, 5.15%, Maturing December 19, 2021	2,411	2,435,591
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)	950	962,112
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022	193	187,011
Lightstone Generation, LLC
Term Loan, 5.50%, Maturing January 30, 2024	91	91,940
Term Loan, 5.50%, Maturing January 30, 2024	1,480	1,490,293
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	1,295	1,152,939
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	2,726	2,256,127
Talen Energy Supply, LLC
Term Loan, 5.00%, Maturing April 15, 2024	725	721,375
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023	1,259	1,267,979

		$18,594,305

Total Senior Floating-Rate Loans (identified cost $785,011,716)		$778,175,898

Corporate Bonds & Notes — 8.1%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	$75,937
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	15	15,863
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,688
TransDigm, Inc.
6.00%, 7/15/22	85	87,762
6.50%, 7/15/24	80	82,400

		$308,650

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,227

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive (continued)
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	$70,589
3.25%, 5/15/18	10	10,133
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	150	158,062

		$259,011

Brokerage / Securities Dealers / Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$56,100

		$56,100

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	18	$21,105
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	50	54,250
HD Supply, Inc.
5.25%, 12/15/21(6)	40	42,350
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	71,812
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	120	130,200
Standard Industries, Inc.
6.00%, 10/15/25(6)	55	58,988
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,575
5.875%, 6/15/24	60	63,450
USG Corp.
5.50%, 3/1/25(6)	5	5,269

		$493,999

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(6)	155	$166,578
5.00%, 1/15/24(6)	20	20,530
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,950
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	49,185
United Rentals North America, Inc.
7.625%, 4/15/22	14	14,648
6.125%, 6/15/23	15	15,712

		$308,603

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	$161,200
5.75%, 1/15/24	10	10,550
5.375%, 5/1/25(6)	95	99,275
5.75%, 2/15/26(6)	45	47,910
CSC Holdings, LLC
8.625%, 2/15/19	15	16,561
5.25%, 6/1/24	10	10,144
DISH DBS Corp.
6.75%, 6/1/21	120	130,800
5.875%, 7/15/22	30	31,854
5.875%, 11/15/24	5	5,262
IAC/InterActiveCorp
4.875%, 11/30/18	43	43,613
Virgin Media Secured Finance PLC
5.50%, 1/15/25(6)	550	566,500

		$1,123,669

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20	4,450	$4,227,500
Platform Specialty Products Corp.
10.375%, 5/1/21(6)	15	16,744
6.50%, 2/1/22(6)	60	61,800
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	16,106
Tronox Finance, LLC
6.375%, 8/15/20	130	132,762
7.50%, 3/15/22(6)	20	21,000
W.R. Grace & Co.
5.125%, 10/1/21(6)	30	32,287
5.625%, 10/1/24(6)	10	10,888

		$4,519,087

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$31,725
5.75%, 7/15/25	70	75,384
TMS International Corp.
7.625%, 10/15/21(6)	55	55,687

		$162,796

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,625
HRG Group, Inc.
7.875%, 7/15/19	110	114,428

		$168,053

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,656
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)	35	37,515
6.375%, 8/15/25(6)	15	16,341
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,875	3,996,094
4.658%, 7/15/21(6)(8)	950	973,750

		$5,050,356

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	50	$51,563

		$51,563

Drugs — 0.4%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)	110	$114,950
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	55	47,506
7.50%, 7/15/21(6)	50	41,625
5.625%, 12/1/21(6)	30	23,213
6.50%, 3/15/22(6)	807	828,184
7.00%, 3/15/24(6)	1,049	1,072,602

		$2,128,080

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.25%, 8/1/20	50	$51,062
5.125%, 6/1/21	25	25,635
Covanta Holding Corp.
5.875%, 3/1/24	25	25,188

		$101,885

Security	Principal Amount* (000’s omitted)	Value

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$25,688
5.00%, 9/15/26(6)	35	34,475

		$60,163

Electronics / Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	45	$47,869
Infor (US), Inc.
5.75%, 8/15/20(6)	20	20,913
6.50%, 5/15/22	50	52,250
Nuance Communications, Inc.
5.375%, 8/15/20(6)	19	19,416
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	65	69,387
Western Digital Corp.
7.375%, 4/1/23(6)	1,425	1,563,937
Zebra Technologies Corp.
7.25%, 10/15/22	100	108,375

		$1,882,147

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(6)	350	$373,745

		$373,745

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(6)	16	$16,940
5.375%, 5/15/20	10	10,787
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, ,8/1/20	40	41,500
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(9)(10)	80	90,340
Navient Corp.
5.50%, 1/15/19	115	119,744
5.00%, 10/26/20	25	25,531

		$304,842

Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)	10	$11,463

		$11,463

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(6)		45	$47,587
Iceland Bondco PLC
4.586%, 7/15/20(6)(8)	GBP	1,500	1,952,532
Post Holdings, Inc.
6.00%, 12/15/22(6)		35	37,494
7.75%, 3/15/24(6)		35	39,069
8.00%, 7/15/25(6)		15	17,138
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	28,125

			$2,121,945

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		65	$67,132
6.00%, 4/1/22(6)		125	130,625
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,637
3.75%, 11/1/21		15	15,319
3.875%, 11/1/23		5	4,956

			$228,669

Food / Drug Retailers — 0.0%(7)
Rite Aid Corp.
6.125%, 4/1/23(6)		115	$114,425

			$114,425

Health Care — 1.2%
Alere, Inc.
7.25%, 7/1/18		10	$10,106
6.50%, 6/15/20		35	35,963
6.375%, 7/1/23(6)		35	38,281
Centene Corp.
4.75%, 5/15/22		20	20,850
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		35	31,544
6.25%, 3/31/23		1,500	1,531,875
Envision Healthcare Corp.
5.625%, 7/15/22		45	46,593
HCA Healthcare, Inc.
6.25%, 2/15/21		85	92,437

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
6.50%, 2/15/20	15	$16,501
4.75%, 5/1/23	1,050	1,105,125
5.875%, 2/15/26	25	26,625
Hologic, Inc.
5.25%, 7/15/22(6)	70	74,025
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)	45	46,687
Opal Acquisition, Inc.
8.875%, 12/15/21(6)	50	46,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	2,300	2,458,412
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)	35	37,944
Teleflex, Inc.
5.25%, 6/15/24	20	20,700
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,025
4.375%, 10/1/21	600	602,250
8.125%, 4/1/22	95	96,900
6.75%, 6/15/23	5	4,788

		$6,401,756

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$35,945

		$35,945

Insurance — 0.1%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)	40	$42,805
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(11)	45	45,394
Hub International, Ltd.
7.875%, 10/1/21(6)	60	63,009
USI, Inc.
7.75%, 1/15/21(6)	100	102,060

		$253,268

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$48,375
5.875%, 2/15/25	55	59,813

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services (continued)
Riverbed Technology, Inc.
8.875%, 3/1/23(6)	40	$41,400

		$149,588

Leisure Goods / Activities / Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	790	$815,675
NCL Corp., Ltd.
4.625%, 11/15/20(6)	45	46,350
Regal Entertainment Group
5.75%, 3/15/22	30	31,425
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	52,375
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	25	26,125
5.25%, 11/15/23(6)	40	41,600
Viking Cruises, Ltd.
8.50%, 10/15/22(6)	60	62,850
6.25%, 5/15/25(6)	40	38,700

		$1,115,100

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)	224	$92,933
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,066	2,530,286
9.00%, 2/15/20(5)	492	603,043
9.00%, 2/15/20(5)	1,156	1,417,152
ESH Hospitality, Inc.
5.25%, 5/1/25(6)	30	30,450
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	80,250
MGM Resorts International
6.625%, 12/15/21	90	101,250
7.75%, 3/15/22	30	35,025
6.00%, 3/15/23	65	71,175
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,750
Station Casinos, LLC
7.50%, 3/1/21	27	28,181
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)	310	116,250

		$5,136,745

Security	Principal Amount* (000’s omitted)	Value

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)	1,000	$1,045,000

		$1,045,000

Metals / Mining — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	$123,900

		$123,900

Nonferrous Metals / Minerals — 0.0%(7)
Imperial Metals Corp.
7.00%, 3/15/19(6)	25	$23,719
New Gold, Inc.
6.25%, 11/15/22(6)	70	71,750
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	56,650

		$152,119

Oil and Gas — 0.5%
Antero Resources Corp.
5.375%, 11/1/21	100	$103,625
5.625%, 6/1/23	30	31,012
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	10	10,288
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	25	26,375
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	700	715,750
Concho Resources, Inc.
5.50%, 4/1/23	240	250,050
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	90	93,262
7.75%, 2/15/23(6)	60	64,500
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	132,600
Denbury Resources, Inc.
5.50%, 5/1/22	20	15,000
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	95	99,275
8.125%, 9/15/23(6)	25	26,750
Energy Transfer Equity, L.P.
5.875%, 1/15/24	50	54,125

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Gulfport Energy Corp.
6.625%, 5/1/23	60	$61,050
Matador Resources Co.
6.875%, 4/15/23	40	42,400
Newfield Exploration Co.
5.625%, 7/1/24	120	127,426
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,500
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,350
RSP Permian, Inc.
6.625%, 10/1/22	80	84,700
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	140	147,000
6.75%, 5/1/23(6)	60	63,900
6.875%, 6/30/23(6)	25	26,625
SM Energy Co.
6.125%, 11/15/22	25	25,500
6.50%, 1/1/23	80	81,600
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	25	26,688
Tesoro Corp.
5.375%, 10/1/22	90	94,050
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,975
6.25%, 10/15/22	35	37,712
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,144
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,400

		$2,539,632

Publishing — 0.0%(7)
Laureate Education, Inc.
9.25%, 9/1/19(6)	55	$57,888
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(11)	20	20,250
Tribune Media Co.
5.875%, 7/15/22	35	36,943

		$115,081

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,250
Series B, 6.50%, 11/15/22	90	93,712
iHeartCommunications, Inc.
9.00%, 12/15/19	953	789,799
11.25%, 3/1/21	45	34,763
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	36,444
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	85	91,162
Univision Communications, Inc.
6.75%, 9/15/22(6)	746	784,232
5.125%, 5/15/23(6)	30	30,600

		$1,911,962

Real Estate Investment Trusts (REITs) — 0.0%(7)
Uniti Group Inc./CSL Capital, LLC
8.25%, 10/15/23	10	$10,722

		$10,722

Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	45	$46,350
5.75%, 3/1/23	105	111,930
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	1,175	979,656
Hot Topic, Inc.
9.25%, 6/15/21(6)	35	35,788
L Brands, Inc.
6.875%, 11/1/35	50	49,550
Michaels Stores, Inc.
5.875%, 12/15/20(6)	45	46,237
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	142,425
Party City Holdings, Inc.
6.125%, 8/15/23(6)	60	62,100
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	51,625
Vista Outdoor, Inc.
5.875%, 10/1/23	35	35,000

		$1,560,661

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	45	$46,800

		$46,800

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(6)	60	$64,425
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(11)	65	66,755

		$131,180

Steel — 0.0%(7)
ArcelorMittal
7.00%, 2/25/22	25	$28,469

		$28,469

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	40	$37,100
XPO Logistics, Inc.
6.50%, 6/15/22(6)	75	79,688

		$116,788

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(6)	15	$15,600

		$15,600

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(5)(6)	45	$38,025
CenturyLink, Inc.
6.75%, 12/1/23	40	43,000
CommScope Technologies, LLC
6.00%, 6/15/25(6)	40	42,850
Frontier Communications Corp.
6.25%, 9/15/21	30	27,900
10.50%, 9/15/22	25	25,281
7.625%, 4/15/24	30	25,875
6.875%, 1/15/25	45	37,912
11.00%, 9/15/25	15	14,531

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		120	$112,944
7.50%, 4/1/21		5	4,600
5.50%, 8/1/23		35	30,056
Level 3 Financing, Inc.
5.375%, 1/15/24		25	26,046
Sprint Communications, Inc.
7.00%, 8/15/20		655	711,494
6.00%, 11/15/22		5	5,222
Sprint Corp.
7.25%, 9/15/21		60	65,775
7.875%, 9/15/23		260	292,500
7.625%, 2/15/25		35	39,156
T-Mobile USA, Inc.
6.625%, 4/1/23		40	42,850
6.375%, 3/1/25		35	38,336
6.50%, 1/15/26		115	127,794
Wind Acquisition Finance S.A.
4.921%, 4/30/19(6)(8)	EUR	500	553,088
6.50%, 4/30/20(6)		475	492,100
3.668%, 7/15/20(6)(8)	EUR	475	519,746

			$3,317,081

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		25	$25,813
Calpine Corp.
5.375%, 1/15/23		10	9,900
5.25%, 6/1/26(6)		1,050	1,061,812
Dynegy, Inc.
6.75%, 11/1/19		55	56,100
7.375%, 11/1/22		20	19,250
7.625%, 11/1/24		35	32,200

			$1,205,075

Total Corporate Bonds & Notes (identified cost $44,814,170)			$45,241,723

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 5.5%

Security	Principal Amount (000’s omitted)	Value

ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.508%, 7/15/27(6)(8)	$1,000	$982,555
Apidos CLO XIX
Series 2014-19A, Class E, 6.473%, 10/17/26(6)(8)	2,100	2,089,492
Apidos CLO XVII
Series 2014-17A, Class C, 4.458%, 4/17/26(6)(8)	1,000	996,873
Series 2014-17A, Class D, 5.908%, 4/17/26(6)(8)	1,000	967,075
Apidos CLO XXI
Series 2015-21A, Class D, 6.708%, 7/18/27(6)(8)	1,000	987,698
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.739%, 11/15/25(6)(8)	2,000	2,004,502
Series 2015-2A, Class E2, 6.239%, 7/29/26(6)(8)	1,000	967,748
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.656%, 4/20/25(6)(8)	350	350,519
Series 2013-IA, Class E, 5.556%, 4/20/25(6)(8)	225	217,006
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.258%, 7/15/26(6)(8)	500	495,613
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.608%, 10/14/28(6)(8)	1,200	1,223,906
Series 2014-4A, Class E, 6.223%, 10/15/26(6)(8)	2,000	1,977,678
Series 2015-5A, Class D, 7.256%, 1/20/28(6)(8)	500	503,612
Cent CLO, L.P.
Series 2014-22A, Class D, 6.334%, 11/7/26(6)(8)	1,000	967,487
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.156%, 7/20/26(6)(8)	1,975	1,911,079
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.989%, 8/15/28(6)(8)	1,000	1,000,516
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.939%, 8/15/25(6)(8)	430	402,882
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.756%, 1/20/28(6)(8)	1,000	987,130
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.784%, 5/5/27(6)(8)	2,000	1,929,542
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.656%, 4/20/25(6)(8)	450	449,116
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.856%, 10/20/28(6)(8)	1,000	1,011,812
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class E, 5.658%, 7/17/25(6)(8)	1,125	1,085,543
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.658%, 7/15/27(6)(8)	2,000	2,000,694
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.606%, 7/20/27(6)(8)	1,200	1,182,254
Race Point CLO, Ltd.
Series 2012-7A, Class D, 5.288%, 11/8/24(6)(8)	1,750	1,753,255

Security	Principal Amount (000’s omitted)	Value

Recette CLO, LLC
Series 2015-1A, Class E, 6.856%, 10/20/27(6)(8)	$1,000	$993,339
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.356%, 7/20/28(6)(8)	1,600	1,630,645

Total Asset-Backed Securities (identified cost $29,623,203)		$31,069,571

Common Stocks — 1.4%

Security	Shares	Value

Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)	55	$882,056

		$882,056

Automotive — 0.1%
Dayco Products, LLC(3)(12)(13)	18,702	$589,113

		$589,113

Business Equipment and Services — 0.2%
Education Management Corp.(3)(12)(13)	3,185,850	$0
RCS Capital Corp.(3)(12)(13)	59,826	822,608

		$822,608

Electronics / Electrical — 0.2%
Answers Corp.(12)(13)	93,678	$1,288,072

		$1,288,072

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(12)(13)	61,354	$87,429

		$87,429

Lodging and Casinos — 0.2%
Tropicana Entertainment, Inc.(12)(13)	35,670	$1,243,100

		$1,243,100

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	707	$0

		$0

Oil and Gas — 0.1%
Bonanza Creek Energy, Inc.(3)(13)	1,652	$72,344
Nine Point Energy Holdings, Inc.(3)(6)(13)	628	9,268

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas (continued)
Patterson-UTI Energy, Inc.(12)(13)	341	$7,311
Samson Resources II, LLC, Class A(12)(13)	44,102	727,683
Southcross Holdings Group, LLC(3)(12)(13)	59	0
Southcross Holdings L.P., Class A(12)(13)	59	31,713

		$848,319

Publishing — 0.4%
ION Media Networks, Inc.(3)(12)	3,990	$1,790,512
MediaNews Group, Inc.(3)(12)(13)	10,718	383,487
Nelson Education, Ltd.(3)(12)(13)	54,585	0

		$2,173,999

Total Common Stocks (identified cost $4,120,945)		$7,934,696

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	3,545	$0

Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc.,12.00%(3)(6)(13)	14	$14,000

Total Convertible Preferred Stocks (identified cost $264,194)		$14,000

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,444,075
Invesco Senior Income Trust	483,234	2,271,200
Nuveen Credit Strategies Income Fund	365,228	3,235,920
Nuveen Floating Rate Income Fund	148,079	1,729,563
Nuveen Floating Rate Income Opportunity Fund	103,281	1,232,142
Voya Prime Rate Trust	396,676	2,169,818

Total Closed-End Funds (identified cost $12,168,732)		$12,082,718

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares	Value

Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(13)	$99,307	$50

		$50

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(13)	540,000	$0

		$0

Total Miscellaneous (identified cost $0)		$50

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	9,048,934	$9,051,648

Total Short-Term Investments (identified cost $9,051,012)		$9,051,648

Total Investments — 157.7% (identified cost $885,053,972)		$883,570,304

Less Unfunded Loan Commitments — (0.1)%		$(500,697)

Net Investments — 157.6% (identified cost $884,553,275)		$883,069,607

Other Assets, Less Liabilities — (40.5)%		$(226,845,873)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.1)%		$(95,939,388)

Net Assets Applicable to Common Shares — 100.0%		$560,284,346

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $51,650,904 or 9.2% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	98,374	CAD	131,000	Goldman Sachs International	5/31/17	$2,368	$—
USD	3,089,897	CAD	4,044,563	HSBC Bank USA, N.A.	5/31/17	125,735	—
USD	2,033,503	EUR	1,900,000	State Street Bank and Trust Company	5/31/17	—	(38,941)
USD	4,120,538	EUR	3,876,238	State Street Bank and Trust Company	5/31/17	—	(107,507)
USD	8,941,839	EUR	8,268,938	HSBC Bank USA, N.A.	6/30/17	—	(92,210)
USD	1,455,247	GBP	1,167,279	Goldman Sachs International	6/30/17	—	(59,153)
USD	6,915,380	EUR	6,319,455	Goldman Sachs International	7/31/17	177	—
USD	3,160,297	GBP	2,453,456	State Street Bank and Trust Company	7/31/17	—	(25,564)

						$128,280	$(323,375)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $875,502,263)	$874,017,959
Affiliated investment, at value (identified cost, $9,051,012)	9,051,648
Cash	2,681,916
Restricted cash*	310,000
Foreign currency, at value (identified cost, $1,437,864)	1,437,814
Interest and dividends receivable	3,004,949
Dividends receivable from affiliated investment	8,013
Receivable for investments sold	47,102
Receivable for open forward foreign currency exchange contracts	128,280
Prepaid upfront fees on notes payable	110,749
Prepaid expenses	28,415
Total assets	$890,826,845

Liabilities
Notes payable	$203,000,000
Payable for investments purchased	30,180,467
Payable for open forward foreign currency exchange contracts	323,375
Payable to affiliates:
Investment adviser fee	529,333
Trustees’ fees	4,233
Accrued expenses	565,703
Total liabilities	$234,603,111
Commitments and contingencies (see Note 12)
Auction preferred shares (3,836 shares outstanding) at liquidation value plus cumulative unpaid dividends	$95,939,388
Net assets applicable to common shares	$560,284,346

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,848,313 shares issued and outstanding	$368,483
Additional paid-in capital	623,687,431
Accumulated net realized loss	(63,999,353)
Accumulated undistributed net investment income	2,030,485
Net unrealized depreciation	(1,802,700)
Net assets applicable to common shares	$560,284,346

Net Asset Value Per Common Share
($560,284,346 ÷ 36,848,313 common shares issued and outstanding)	$15.21

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income	$21,322,643
Dividends	938,448
Dividends from affiliated investment	50,496
Total investment income	$22,311,587

Expenses
Investment adviser fee	$3,163,932
Trustees’ fees and expenses	26,136
Custodian fee	160,039
Transfer and dividend disbursing agent fees	9,589
Legal and accounting services	154,620
Printing and postage	31,213
Interest expense and fees	1,814,358
Preferred shares service fee	69,404
Miscellaneous	64,349
Total expenses	$5,493,640

Net investment income	$16,817,947

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,578,622)
Investment transactions — affiliated investment	1,970
Foreign currency and forward foreign currency exchange contract transactions	1,240,261
Net realized loss	$(1,336,391)
Change in unrealized appreciation (depreciation) —
Investments	$15,218,418
Investments — affiliated investment	111
Foreign currency and forward foreign currency exchange contracts	(1,182,738)
Net change in unrealized appreciation (depreciation)	$14,035,791

Net realized and unrealized gain	$12,699,400

Distributions to preferred shareholders
From net investment income	$(487,296)

Net increase in net assets from operations	$29,030,051

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$16,817,947	$35,475,317
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(1,336,391)	(12,678,111)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	14,035,791	29,867,819
Distributions to preferred shareholders —
From net investment income	(487,296)	(707,565)
Discount on redemption and repurchase of auction preferred shares	—	1,770,000
Net increase in net assets from operations	$29,030,051	$53,727,460
Distributions to common shareholders —
From net investment income	$(16,468,889)	$(34,667,884)
Total distributions to common shareholders	$(16,468,889)	$(34,667,884)
Capital share transactions —
Reinvestment of distributions to common shareholders	$102,895	$—
Net increase in net assets from capital share transactions	$102,895	$—

Net increase in net assets	$12,664,057	$19,059,576

Net Assets Applicable to Common Shares
At beginning of period	$547,620,289	$528,560,713
At end of period	$560,284,346	$547,620,289

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$2,030,485	$2,168,723

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2017
Net increase in net assets from operations	$29,030,051
Distributions to preferred shareholders	487,296
Net increase in net assets from operations excluding distributions to preferred shareholders	$29,517,347
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(215,639,025)
Investments sold and principal repayments	209,130,423
Increase in short-term investments, net	(2,636,520)
Net amortization/accretion of premium (discount)	(1,019,369)
Amortization of prepaid upfront fees on notes payable	42,191
Decrease in restricted cash	310,000
Decrease in interest and dividends receivable	374,796
Increase in dividends receivable from affiliated investment	(8,013)
Decrease in receivable for open forward foreign currency exchange contracts	876,129
Increase in prepaid expenses	(3,441)
Decrease in cash collateral due to broker	(620,000)
Increase in payable for open forward foreign currency exchange contracts	266,977
Decrease in payable to affiliate for investment adviser fee	(6,775)
Increase in payable to affiliate for Trustees’ fees	734
Decrease in accrued expenses	(30,088)
Increase in unfunded loan commitments	195,375
Net change in unrealized (appreciation) depreciation from investments	(15,218,529)
Net realized loss from investments	2,576,652
Net cash provided by operating activities	$8,108,864

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(16,365,994)
Cash distributions paid to preferred shareholders	(470,430)
Proceeds from notes payable	15,000,000
Repayments of notes payable	(10,000,000)
Payment of prepaid upfront fees on notes payable	(115,000)
Net cash used in financing activities	$(11,951,424)

Net decrease in cash*	$(3,842,560)

Cash at beginning of period(1)	$7,962,290

Cash at end of period(1)	$4,119,730

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$102,895
Cash paid for interest and fees on borrowings	$1,795,385

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,841).

(1)	Balance includes foreign currency, at value.

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.860		$14.350		$15.330	$15.810	$15.630	$14.910

Income (Loss) From Operations
Net investment income(1)	$0.456		$0.963		$0.943	$0.925	$1.009	$1.097
Net realized and unrealized gain (loss)	0.354		0.459		(0.979)	(0.414)	0.145	0.681
Distributions to preferred shareholders
From net investment income(1)	(0.013)		(0.019)		(0.006)	(0.004)	(0.006)	(0.006)
Discount on redemption and repurchase of auction preferred shares(1)	—		0.048		—	—	—	—

Total income (loss) from operations	$0.797		$1.451		$(0.042)	$0.507	$1.148	$1.772

Less Distributions to Common Shareholders
From net investment income	$(0.447)		$(0.941)		$(0.938)	$(0.987)	$(1.038)	$(1.052)

Total distributions to common shareholders	$(0.447)		$(0.941)		$(0.938)	$(0.987)	$(1.038)	$(1.052)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—		$—	$—	$0.070	$—

Net asset value — End of period (Common shares)	$15.210		$14.860		$14.350	$15.330	$15.810	$15.630

Market value — End of period (Common shares)	$14.920		$14.150		$12.970	$14.050	$15.800	$16.250

Total Investment Return on Net Asset Value(2)	5.47	%(3)	11.31	%(4)	0.15%	3.60%	7.98%	12.31%

Total Investment Return on Market Value(2)	8.65	%(3)	17.27%		(1.24)%	(4.99)%	3.79%	19.66%

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$560,284		$547,620	$528,561	$564,827	$582,523	$528,465
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.33	%(7)	1.38%	1.39%	1.36%	1.37%	1.38%
Interest and fee expense(8)	0.66	%(7)	0.49%	0.42%	0.40%	0.40%	0.42%
Total expenses(6)	1.99	%(7)	1.87%	1.81%	1.76%	1.77%	1.80%
Net investment income	6.10	%(7)	6.84%	6.27%	5.89%	6.38%	7.20%
Portfolio Turnover	24	%(3)	35%	32%	35%	45%	54%
Senior Securities:
Total notes payable outstanding (in 000’s)	$203,000		$198,000	$208,000	$210,000	$210,000	$175,000
Asset coverage per $1,000 of notes payable(9)	$4,233		$4,250	$4,172	$4,315	$4,399	$4,770
Total preferred shares outstanding	3,836		3,836	5,252	5,252	5,252	5,252
Asset coverage per preferred share(10)	$71,865		$71,584	$63,946	$66,374	$67,670	$68,133
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, primarily incurred to redeem the Trust’s APS (see Note 8).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 287%, 286%, 256%, 265%, 271% and 273% at April 30, 2017 and October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.87%	0.88%	0.86%	0.86%	0.87%	0.87%
Interest and fee expense	0.43%	0.31%	0.26%	0.25%	0.25%	0.27%
Total expenses	1.30%	1.19%	1.12%	1.11%	1.12%	1.14%
Net investment income	3.99%	4.34%	3.90%	3.70%	4.06%	4.54%

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

32

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2017, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

33

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

During the year ended October 31, 2016, the Trust redeemed a portion of its APS pursuant to a tender offer to purchase up to 27% of its outstanding APS at a price per share equal to 95% of the APS liquidation preference of $25,000 per share (or $23,750), plus any accrued but unpaid dividends. The financing for the partial redemption of the Trust’s APS was provided by a committed financing arrangement (see Note 8). The number of APS redeemed pursuant to the tender offer, the redemption amount (excluding the final dividend payment) and the number of APS issued and outstanding at April 30, 2017 were as follows:

	APS Redeemed	Redemption Amount	APS Issued and Outstanding

Series A	354	$8,407,500	959
Series B	354	8,407,500	959
Series C	354	8,407,500	959
Series D	354	8,407,500	959

There were no transactions in APS during the six months ended April 30, 2017.

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2017, and the amount of dividends accrued

34

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

(including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2017	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	1.43%	$124,871	1.05%	0.63–1.43
Series B	1.43	124,656	1.05	0.63–1.43
Series C	1.31	112,855	0.95	0.65–1.31
Series D	1.25	124,914	1.05	0.72–1.43

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2017.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Trust, for federal income tax purposes, had capital loss carryforwards of $45,791,514 and deferred capital losses of $15,383,553 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($33,311,438), October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $15,383,553 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$885,997,285

Gross unrealized appreciation	$14,590,143
Gross unrealized depreciation	(17,517,821)

Net unrealized depreciation	$(2,927,678)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2017, the Trust’s investment adviser fee amounted to $3,163,932. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

35

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $220,342,259 and $205,582,613, respectively, for the six months ended April 30, 2017.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended April 30, 2017 were 6,778. There were no common shares issued by the Trust for the year ended October 31, 2016.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2017 and the year ended October 31, 2016, there were no shares sold by the Trust pursuant to its shelf offering.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2017 and the year ended October 31, 2016.

7  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $323,375. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $310,000 at April 30, 2017.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$128,280	$(323,375)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$2,545	$(2,545)	$—	$—	$—
HSBC Bank USA, N.A.	125,735	(92,210)	—	—	33,525

	$128,280	$(94,755)	$—	$—	$33,525

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(59,153)	$2,545	$—	$—	$(56,608)
HSBC Bank USA, N.A.	(92,210)	92,210	—	—	—
State Street Bank and Trust Company	(172,012)	—	—	172,012	—

	$(323,375)	$94,755	$—	$172,012	$(56,608)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,143,459	$(1,143,106)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $32,584,000.

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

8  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $230 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 20, 2018, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 21, 2017, the Trust paid an upfront fee of $115,000, which is being amortized to interest expense through March 20, 2018. The unamortized balance at April 30, 2017 is approximately $111,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2017, the Trust had borrowings outstanding under the Agreement of $203,000,000 at an interest rate of 1.80%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2017. For the six months ended April 30, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $199,381,215 and 1.59%, respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$774,905,612	$2,769,589	$777,675,201
Corporate Bonds & Notes	—	45,241,723	—	45,241,723
Asset-Backed Securities	—	31,069,571	—	31,069,571
Common Stocks	1,250,411	2,134,897	4,549,388	7,934,696
Convertible Preferred Stocks	—	—	14,000	14,000
Closed-End Funds	12,082,718	—	—	12,082,718
Miscellaneous	—	50	0	50
Short-Term Investments	—	9,051,648	—	9,051,648

Total Investments	$13,333,129	$862,403,501	$7,332,977	$883,069,607

Forward Foreign Currency Exchange Contracts	$—	$128,280	$—	$128,280

Total	$13,333,129	$862,531,781	$7,332,977	$883,197,887

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(323,375)	$—	$(323,375)

Total	$—	$(323,375)	$—	$(323,375)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented.

At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $3,470,000 (equal to 0.62% of net assets applicable to common shares at April 30, 2017). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or it affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2017, Trust records indicate that there are 9 registered shareholders and approximately 19,143 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017